Employee Stock Ownership Plan (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	Oct. 04, 2012	Dec. 31, 2014	Dec. 31, 2013
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Common stock shares issued	270,768	22,486	22,486
Allocated converted shares from ESOP	59,650	104,518	96,268
Unallocated converted shares from ESOP	178,949
Total of ESOP	509,367	486,777	501,013
Allocation of eligible common stock under the ESOP	449,717	382,259	404,745
Period for allocated stock under ESOP		20 years
Borrowed amount for ESOP purchase		$ 3,600,000
Contributions to the ESOP		164,000	163,000
ESOP related expenses totaled		$ 251,000	$ 229,000
Former Participants [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Allocated converted shares from ESOP		7,927	8,354